Warrants - Summary of information about stock warrants (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 07, 2009
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)			$ 1.00
Number Outstanding	3,342,504
Warrant | Exercise Price $ 1.10
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)	$ 1.10	$ 1.10
Number Outstanding	1,342,500	1,342,500
Weighted Average Remaining Contractual Life	4 years	1 month
Number Exercisable	1,342,500	1,342,500
Warrant | Exercise Price $ 1.00
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)	$ 1.00	$ 1.00
Number Outstanding	2,000,004	2,000,004
Weighted Average Remaining Contractual Life	7 years	7 years
Number Exercisable	2,000,004	2,000,004